Dispositions - Schedule of Fair Value of Consideration Received and Derecognition of Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of Consideration Received and Derecognition of Assets and Liabilities [Abstract]
Total fair value of consideration received	$ 125,000
Plus: net book value of assets sold and liabilities assumed	43,722
Gain on sale of assets	$ 168,722